CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Current
Prepaid pulse reload vouchers			Rp 5,250	Rp 4,413
Material rights for contract renewal			76	65
Others			2,104	774
Total		$ 535	7,430	5,252
Non-current
IRU			327	258
Material rights for contract renewal			391	394
Others			87
Total		$ 58	Rp 805	Rp 652
Contract liabilities at the beginning period which recognized as revenue in current year	Rp 5,252